Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	29
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$221,920,928.24	0.4721722	$199,208,615.27	0.4238481	$22,712,312.98
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$412,250,928.24	0.3110553	$389,538,615.27	0.2939182	$22,712,312.98

Weighted Avg. Coupon (WAC)	3.23%		3.24%
Weighted Avg. Remaining Maturity (WARM)	32.79		31.90
Pool Receivables Balance	$440,109,624.08		$416,899,694.49
Remaining Number of Receivables	43,599		42,490

Adjusted Pool Balance	$432,281,128.62		$409,568,815.64

III. COLLECTIONS

Principal:
Principal Collections	$22,297,014.50
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$527,485.02
Total Principal Collections	$22,824,499.52

Interest:
Interest Collections	$1,212,195.64
Late Fees & Other Charges	$59,516.28
Interest on Repurchase Principal	$-
Total Interest Collections	$1,271,711.92

Collection Account Interest	$2,484.32
Reserve Account Interest	$469.33
Servicer Advances	$-

Total Collections	$24,099,165.09

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	29
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$24,099,165.09
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$24,099,165.09

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$366,758.02	$-	$366,758.02	$366,758.02
Collection Account Interest					$2,484.32
Late Fees & Other Charges					$59,516.28
Total due to Servicer					$428,758.62

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$166,440.70		$166,440.70
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$289,153.70		$289,153.70	$289,153.70

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$23,222,254.77

9. Regular Principal Distribution Amount:					$22,712,312.98

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$22,712,312.98
Class A-4 Notes		$-
Class A Notes Total:	$22,712,312.98	$22,712,312.98
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$22,712,312.98	$22,712,312.98

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			509,941.79

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,828,495.46
Beginning Period Amount	$7,828,495.46
Current Period Amortization	$497,616.61
Ending Period Required Amount	$7,330,878.85
Ending Period Amount	$7,330,878.85
Next Distribution Date Required Amount	$6,851,129.96

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.63%	4.89%	4.89%

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	29
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.46%	41,835	97.74%	$407,466,756.51
30 - 60 Days	1.20%	511	1.74%	$7,267,353.43
61 - 90 Days	0.29%	124	0.45%	$1,857,621.85
91-120 Days	0.05%	20	0.07%	$307,962.70
121 + Days	0.00%	0	0.00%	$-
Total		42,490		$416,899,694.49

Delinquent Receivables 30+ Days Past Due
Current Period	1.54%	655	2.26%	$9,432,937.98
1st Preceding Collection Period	1.60%	697	2.32%	$10,197,169.87
2nd Preceding Collection Period	1.51%	676	2.16%	$10,041,772.78
3rd Preceding Collection Period	1.47%	676	2.10%	$10,270,047.08
Four-Month Average	1.53%		2.21%

Repossession in Current Period		49		$725,073.65
Repossession Inventory		94		$488,532.23

Current Charge-Offs
Gross Principal of Charge-Offs				$912,915.09
Recoveries				$(527,485.02)
Net Loss				$385,430.07

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.05%

Average Pool Balance for Current Period				$428,504,659.29

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.08%
1st Preceding Collection Period				0.76%
2nd Preceding Collection Period				0.76%
3rd Preceding Collection Period				0.32%
Four-Month Average				0.73%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	60	2,188	$34,848,561.13
Recoveries	62	1,932	$(19,103,238.21)
Net Loss			$15,745,322.92
Cumulative Net Loss as a % of Initial Pool Balance			1.15%

Net Loss for Receivables that have experienced a Net Loss *	47	1,846	$15,795,470.76
Average Net Loss for Receivables that have experienced a Net Loss			$8,556.59

Principal Balance of Extensions			$1,926,579.26
Number of Extensions			123

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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